Property and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property and equipment
Additions	$ 220	$ 584
Acquisitions through business combinations	0	68
Disposals	$ 11	$ 0